Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,338,000
Net operating loss carryforwards expiration	Expires commencing 2026 through the year 2029.
Deferred tax asset tax loss carryforwards	$ 475,000